Significant accounting policies (Details) - BRL (R$) R$ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2024	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Number of shares issued	439,701,921		439,701,921	402,190,540
Assets	R$ 76,458,430		R$ 76,458,430	R$ 60,351,797
Liabilities	67,386,123		67,386,123	52,755,107
Equity	R$ 9,072,307		9,072,307	7,596,691	R$ 7,089,104		R$ 8,449,784
Other comprehensive income			(223,342)	149,813	(753,017)
Revenues			6,400,165	4,752,576	3,562,697
Profit (loss)			972,841	352,260	(14,079)
Dividends paid			R$ (82,080)	R$ (23,600)	R$ (75,898)
Buildings, Furniture And Equipment
Disclosure of subsidiaries [line items]
Useful life, property			10 years
Computer equipment [member]
Disclosure of subsidiaries [line items]
Useful life, property			5 years
Inter and Co Participações Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	2,348,517,995		2,348,517,995
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter and Co Participações Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter and Co Participações Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
INTRGLOBALEU Serviços Administrativos, LDA [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1		1
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Functional currency			EUR
INTRGLOBALEU Serviços Administrativos, LDA [Member] | PORTUGAL
Disclosure of subsidiaries [line items]
Country			Portugal
Inter Us Holding, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100		100
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter Us Holding, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter Us Holding, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
InterHoldingFinanceiraS.a. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	401,207,704		401,207,704
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
InterHoldingFinanceiraS.a. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
InterHoldingFinanceiraS.a. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brasil
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,984,271,386		1,984,271,386
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Marketplace Intermediacão de negócios e Serviços Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	301,000,000		301,000,000			492,297,014
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter&Co Solutions [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	16,000,000		16,000,000
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter&Co Solutions [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter&Co Solutions [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brasil
Banco Inter S.A.
Disclosure of subsidiaries [line items]
Number of shares issued	2,593,598,009		2,593,598,009
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Banco Inter S.A. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Banco Inter S.A. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	335,000,000		335,000,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	98.30%
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	60,000		60,000
Proportion of ownership interest in subsidiary			60.00%	60.00%	60.00%
Inter Digital Corretora e Consultoria de Seguros Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Digital Corretora e Consultoria de Seguros Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Titulos Fundo De Investimento [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	485,935,000		485,935,000
Proportion of ownership interest in subsidiary			97.19%	98.30%	98.30%
Inter Titulos Fundo De Investimento [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Titulos Fundo De Investimento [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	145,125,000		145,125,000
Proportion of ownership interest in subsidiary			65.17%	86.46%	90.70%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Number of shares issued	230,278,086		230,278,086
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
TBI Fundo De Investimento Renda Fixa Credito Privado | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
TBI Fundo De Investimento Renda Fixa Credito Privado | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Number of shares issued	15,000,000		15,000,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
TBI Fundo De Investimento Crdito Privado Investimento Exterior | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
TBI Fundo De Investimento Crdito Privado Investimento Exterior | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	144,796,772		144,796,772
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
IG Fundo de Investimento Renda Fixa Crédito Privado (c) [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	44,578		44,578
Proportion of ownership interest in subsidiary			91.29%	99.11%	0.00%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	50,000,000		50,000,000
Proportion of ownership interest in subsidiary			50.00%	50.00%	50.00%
IM Designs Desenvolvimento de Software Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
IM Designs Desenvolvimento de Software Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Meu Acerto
Disclosure of subsidiaries [line items]
Number of shares issued	60,000,000,000		60,000,000,000
Proportion of ownership interest in subsidiary			60.00%	60.00%	60.00%
Meu Acerto | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Meu Acerto | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter&Co Payments, Inc [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	1,000		1,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter&Co Payments, Inc [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter&Co Payments, Inc [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter Asset Gestao de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	750,814		750,814
Proportion of ownership interest in subsidiary			70.87%	70.87%	70.00%
Inter Asset Gestao de Recursos Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Asset Gestao de Recursos Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	13,010,000		13,010,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Caf Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Caf Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	6,010,008		6,010,008
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Boutiques Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Boutiques Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Number of shares issued	7,000,000		7,000,000
Proportion of ownership interest in subsidiary			70.00%	70.00%	70.00%
Inter Food Ltda. | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Food Ltda. | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Viagens e Entretenimento Ltda. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	94,515		94,515
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Viagens e Entretenimento Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Viagens e Entretenimento Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Conectividade Ltda. [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	33,533,805		33,533,805
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter Conectividade Ltda. [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Conectividade Ltda. [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter US Management, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100,000		100,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter US Management, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter US Management, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter US Finance, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100,000		100,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter US Finance, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter US Finance, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter&Co Securities, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	100,000		100,000
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter&Co Securities, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter&Co Securities, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	9,896,122,671		9,896,122,671
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter&Co Tecnologia e Serviços Financeiros Ltda [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brazil
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	841,574,256		841,574,256
Proportion of ownership interest in subsidiary	100.00%	50.00%	100.00%	50.00%	0.00%
Inter Pag Instituição de Pagamento S.A [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Functional currency			BRL
Inter Pag Instituição de Pagamento S.A [Member] | BRAZIL
Disclosure of subsidiaries [line items]
Country			Brasil
Inter & Co Us advisors, LLC [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	0		0
Proportion of ownership interest in subsidiary			100.00%	0.00%	0.00%
Inter & Co Us advisors, LLC [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Functional currency			US$
Inter & Co Us advisors, LLC [Member] | UNITED STATES
Disclosure of subsidiaries [line items]
Country			USA